Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Liability Measured At Fair Value on Recurring Basis By Level within Fair Value Hierarchy

Liability measured at fair value on a recurring basis by level within the fair value hierarchy as of November 30, 2015 and May 31, 2015 is as follows:

	Fair Value Measurement at November 30, 2015 (1)		Fair Value Measurement at May 31, 2015 (1)
	Using Level 3	Total	Using Level 3	Total
Liability:
Derivative liability	$—	$—	$2,008,907	$2,008,907

Total liability	$—	$—	$2,008,907	$2,008,907

(1)	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of November 30, 2015 and May 31, 2015.

Liability measured at fair value on a recurring basis by level within the fair value hierarchy as of May 31, 2015 and May 31, 2014 is as follows:

	Fair Value Measurement at May 31, 2015 (1)		Fair Value Measurement at May 31, 2014 (1)
	Using Level 3	Total	Using Level 3	Total
Liability:
Derivative liability	$2,008,907	$2,008,907	$—	$—

Total liability	$2,008,907	$2,008,907	$—	$—

(1)	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of May 31, 2015 and 2014.

Reconciliation of Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six-months ended November 30, 2015 and the year ended May 31, 2015:

Balance at May 31, 2014	$—
Note issuance, September 26, 2014	767,038
Note issuance, February 6, 2015	403,226
Fair value adjustments	838,643

Balance at May 31, 2015	$2,008,907

Note conversion June 24, 2015	(521,133)
Note conversion June 24, 2015	(841,269)
Fair value adjustments	(646,505)

Balance at November 30, 2015	$—

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended May 31, 2015:

Balance at May 31, 2014	$—
Note issuance, September 26, 2014	767,038
Note issuance, February 6, 2015	403,226
Fair value adjustments	838,643

Balance at May 31, 2015	$2,008,907